Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities
Net income	$ (6,991)	$ (12,351)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	2,817	3,215
Deferred taxes	46	46
Provision for doubtful accounts receivable and contract assets	207	835
Stock-based compensation	80
Amortization of loan origination fees	551	437
Payment in kind interest expense	5,722	5,220
Change in the estimated fair value of earn-out consideration	(165)	(208)
Changes in operating assets and liabilities
Accounts receivable	(7,471)	(2,284)
Contract assets	(2,569)	2,160
Prepaid expenses and other current assets	(2,303)	(24)
Operating lease right-of-use assets	(156)
Other non-current assets	(308)	(237)
Amounts payable to related parties, current portion	1,258	(244)
Accounts payable	10,482	2,357
Accrued expenses and other current liabilities	2,707	(139)
Deferred revenue	(749)	(812)
Operating lease liabilities	248
Other long term liabilities	12
Net cash used in operating activities	3,418	(2,028)
Cash flows from investing activities
Capital expenditure	(1,721)	(1,187)
Net cash used in investing activities	(1,721)	(1,187)
Cash flows from financing activities
Repayments of long-term debt		(42)
Repayment of short-term debt	(129)	(191)
Proceeds from PPP and other government loans		3,577
Payment of deferred offering costs	(255)
Net cash provided by financing activities	(384)	3,344
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(229)	(61)
Net Change in Cash	1,084	68
Cash - Beginning	15,506	31,525
Cash - Ending	16,590	31,593
Supplemental cash flow information:
Cash paid for interest	$ 4	$ 51